Other Non-current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Other Non-current Assets
Advances for vessels additions		$ 18,800
Advances for vessels acquisition		2,507
Other assets	$ 20,421	29,577
Total	83,383	82,339
ZIM notes
Other Non-current Assets
Available for sale securities	43,559	20,078
HMM notes
Other Non-current Assets
Available for sale securities	19,328	$ 11,377
Equity participation | ZIM
Other Non-current Assets
Equity participation ZIM	$ 75		$ 0